UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Airlines (1.1%)

Japan Airlines Co., Ltd. (Japan)	27,500	$870,969

		870,969
Auto components (1.2%)

Magna International, Inc. (Canada)	9,200	397,028

Valeo SA (France)	9,184	611,657

		1,008,685
Automobiles (3.7%)

Fiat Chrysler Automobiles NV (Italy)(NON)	68,990	754,385

Nissan Motor Co., Ltd. (Japan)	163,600	1,577,514

Yamaha Motor Co., Ltd. (Japan)	30,500	734,488

		3,066,387
Banks (16.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)	83,844	2,038,287

Bank of Ireland (Ireland)(NON)	2,349,066	588,906

Danske Bank A/S (Denmark)	24,538	835,691

DNB ASA (Norway)	37,428	593,272

ING Groep NV GDR (Netherlands)	208,198	3,147,234

Lloyds Banking Group PLC (United Kingdom)	427,479	355,202

Mizuho Financial Group, Inc. (Japan)	393,600	721,229

Natixis SA (France)	105,975	653,001

Permanent TSB Group Holdings PLC (Ireland)(NON)	94,667	243,792

Skandinaviska Enskilda Banken AB (Sweden)(S)	62,928	700,164

Societe Generale SA (France)	33,411	1,694,817

Sumitomo Mitsui Financial Group, Inc. (Japan)	36,700	1,333,437

Swedbank AB Class A (Sweden)(S)	29,923	693,255

		13,598,287
Building products (0.9%)

Compagnie De Saint-Gobain (France)	14,596	749,511

		749,511
Capital markets (1.3%)

Credit Suisse Group AG (Switzerland)	32,609	485,074

UBS Group AG (Switzerland)	38,489	615,962

		1,101,036
Chemicals (2.7%)

Akzo Nobel NV (Netherlands)	12,827	1,063,645

LANXESS AG (Germany)	11,590	777,585

Yara International ASA (Norway)	11,105	427,583

		2,268,813
Communications equipment (1.0%)

Nokia OYJ (Finland)	157,838	847,633

		847,633
Construction and engineering (2.0%)

Vinci SA (France)	20,377	1,615,147

		1,615,147
Construction materials (1.6%)

CRH PLC (Ireland)	20,953	739,202

LafargeHolcim, Ltd. (Switzerland)	9,888	584,405

		1,323,607
Diversified financial services (3.4%)

Challenger, Ltd. (Australia)	143,576	1,376,635

Eurazeo SA (France)	9,813	646,221

ORIX Corp. (Japan)	51,200	757,675

		2,780,531
Diversified telecommunication services (4.8%)

BCE, Inc. (Canada)	15,500	686,273

Com Hem Holding AB (Sweden)(S)	47,901	549,004

Nippon Telegraph & Telephone Corp. (Japan)	30,300	1,293,323

Spark New Zealand, Ltd. (New Zealand)	364,291	893,788

Telecom Italia SpA RSP (Italy)	764,781	558,054

		3,980,442
Electric utilities (1.1%)

SSE PLC (United Kingdom)	51,301	948,700

		948,700
Electronic equipment, instruments, and components (0.9%)

Murata Manufacturing Co., Ltd. (Japan)	5,300	753,844

		753,844
Equity real estate investment trusts (REITs) (1.1%)

Hibernia REIT PLC (Ireland)	650,819	864,396

Viva Energy REIT (Australia)	46,823	85,139

		949,535
Food and staples retail (1.7%)

Koninklijke Ahold Delhaize NV (Netherlands)	36,348	777,847

Seven & i Holdings Co., Ltd. (Japan)	15,500	607,303

		1,385,150
Food products (2.0%)

Kerry Group PLC Class A (Ireland)	13,780	1,083,427

Orkla ASA (Norway)	69,091	618,795

		1,702,222
Health-care equipment and supplies (0.8%)

Hoya Corp. (Japan)	14,200	683,151

		683,151
Hotels, restaurants, and leisure (0.6%)

Dalata Hotel Group PLC (Ireland)(NON)	100,438	478,948

		478,948
Household durables (0.7%)

Panasonic Corp. (Japan)	51,000	576,287

		576,287
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)	4,345	556,693

		556,693
Industrial conglomerates (2.5%)

Siemens AG (Germany)	15,383	2,107,119

		2,107,119
Insurance (10.0%)

Admiral Group PLC (United Kingdom)	13,976	348,285

AIA Group, Ltd. (Hong Kong)	178,800	1,127,350

Allianz SE (Germany)	4,257	788,608

AXA SA (France)	54,185	1,402,049

Chubb, Ltd.	8,565	1,166,981

Insurance Australia Group, Ltd. (Australia)	190,525	880,644

Prudential PLC (United Kingdom)	77,655	1,640,377

SCOR SE (France)	25,552	965,782

		8,320,076
Machinery (0.9%)

NSK, Ltd. (Japan)	53,400	763,611

		763,611
Media (1.8%)

WPP PLC (United Kingdom)	66,594	1,461,793

		1,461,793
Metals and mining (2.1%)

Glencore PLC (United Kingdom)(NON)	167,931	658,870

Rio Tinto PLC (United Kingdom)	27,884	1,121,267

		1,780,137
Multi-utilities (1.7%)

RWE AG (Germany)(NON)	32,695	541,846

Veolia Environnement SA (France)	47,977	898,753

		1,440,599
Oil, gas, and consumable fuels (7.1%)

EnCana Corp. (Canada)	72,100	844,695

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	60,369	1,585,246

Royal Dutch Shell PLC Class B (United Kingdom)	34,217	936,506

Suncor Energy, Inc. (Canada)	50,831	1,560,649

Total SA (France)	19,582	990,503

		5,917,599
Personal products (0.5%)

Shiseido Co., Ltd. (Japan)	16,600	436,881

		436,881
Pharmaceuticals (7.4%)

AstraZeneca PLC (United Kingdom)	21,921	1,349,210

Bayer AG (Germany)	8,820	1,016,661

Novartis AG (Switzerland)	20,964	1,556,106

Sanofi (France)	24,646	2,224,858

		6,146,835
Real estate management and development (0.8%)

Mitsui Fudosan Co., Ltd. (Japan)	33,000	703,692

		703,692
Software (0.9%)

Nintendo Co., Ltd. (Japan)	3,100	719,379

		719,379
Technology hardware, storage, and peripherals (1.5%)

Lenovo Group, Ltd. (China)	782,000	515,195

Samsung Electronics Co., Ltd. (South Korea)	385	709,201

		1,224,396
Tobacco (3.6%)

Imperial Brands PLC (United Kingdom)	25,174	1,219,672

Philip Morris International, Inc.	15,500	1,749,950

		2,969,622
Trading companies and distributors (3.4%)

ITOCHU Corp. (Japan)	50,500	716,698

Mitsubishi Corp. (Japan)	62,000	1,339,630

Wolseley PLC (United Kingdom)	12,226	768,962

		2,825,290
Transportation infrastructure (1.2%)

Aena SA (Spain)	3,348	529,675

Sumitomo Warehouse Co., Ltd. (The) (Japan)	91,000	500,243

		1,029,918
Wireless telecommunication services (2.4%)

KDDI Corp. (Japan)	17,800	467,184

Vodafone Group PLC (United Kingdom)	591,334	1,541,777

		2,008,961

Total common stocks (cost $74,384,171)		$81,101,486

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	1,372,943	$1,372,943

Putnam Short Term Investment Fund 0.87%(AFF)	1,793,500	1,793,500

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(P)	220,000	220,000

Total short-term investments (cost $3,386,443)		$3,386,443

TOTAL INVESTMENTS

Total investments (cost $77,770,614)(b)		$84,487,929

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $24,820,381) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$2,100,275	$1,988,513	$111,762
	British Pound	Buy	6/21/17	655,235	645,343	9,892
	Canadian Dollar	Sell	4/19/17	571,478	575,235	3,757
	Euro	Sell	6/21/17	319,400	319,332	(68)
	Hong Kong Dollar	Buy	5/17/17	481,348	482,070	(722)
	New Zealand Dollar	Sell	4/19/17	170,277	167,976	(2,301)
Barclays Bank PLC
	Canadian Dollar	Sell	4/19/17	337,788	334,433	(3,355)
	Hong Kong Dollar	Buy	5/17/17	1,155,759	1,157,585	(1,826)
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	251,593	238,709	12,884
	British Pound	Buy	6/21/17	990,636	974,504	16,132
	Canadian Dollar	Sell	4/19/17	727,398	713,705	(13,693)
	Danish Krone	Sell	6/21/17	68,813	67,987	(826)
	Euro	Sell	6/21/17	224,426	218,479	(5,947)
	Japanese Yen	Buy	5/17/17	1,310,757	1,292,529	18,228
Credit Suisse International
	Swedish Krona	Buy	6/21/17	337,280	334,380	2,900
Goldman Sachs International
	Chinese Yuan	Sell	5/17/17	461,639	461,328	(311)
	Japanese Yen	Buy	5/17/17	2,317,214	2,275,881	41,333
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/21/17	1,457,712	1,434,622	23,090
	Canadian Dollar	Sell	4/19/17	161,861	160,259	(1,602)
	Japanese Yen	Buy	5/17/17	200,793	197,279	3,514
	New Zealand Dollar	Sell	4/19/17	677,323	668,544	(8,779)
	Norwegian Krone	Sell	6/21/17	977,359	993,154	15,795
	Singapore Dollar	Buy	5/17/17	536,555	533,217	3,338
	South Korean Won	Sell	5/17/17	555,581	543,729	(11,852)
	Swedish Krona	Buy	6/21/17	421,295	417,618	3,677
	Swiss Franc	Buy	6/21/17	887,936	879,431	8,505
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	911,815	865,395	46,420
	British Pound	Sell	6/21/17	1,278,337	1,257,814	(20,523)
	Canadian Dollar	Sell	4/19/17	997,192	987,068	(10,124)
	Euro	Sell	6/21/17	182,775	181,247	(1,528)
	Israeli Shekel	Buy	4/19/17	648,691	610,665	38,026
	Japanese Yen	Buy	5/17/17	706,970	694,576	12,394
UBS AG
	Australian Dollar	Sell	4/19/17	1,148,132	1,089,835	(58,297)
	Canadian Dollar	Sell	4/19/17	644,211	637,671	(6,540)
WestPac Banking Corp.
	British Pound	Sell	6/21/17	141,591	139,347	(2,244)
	Japanese Yen	Sell	5/17/17	282,324	280,921	(1,403)

Total						$219,706

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $83,185,279.
(b)	The aggregate identified cost on a tax basis is $77,934,452, resulting in gross unrealized appreciation and depreciation of $13,003,374 and $6,449,897, respectively, or net unrealized appreciation of $6,553,477.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund, Putnam Money Market Liquidity Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$—	$3,887,209	$2,514,266	$713	$1,372,943
	Putnam Short Term Investment Fund**	1,088,166	5,665,471	4,960,137	1,453	1,793,500
	Totals	$1,088,166	$9,552,680	$7,474,403	$2,166	$3,166,443
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,267,888, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,372,943. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $68,613 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.8%
	United Kingdom	16.8
	France	15.0
	Germany	7.0
	Netherlands	6.0
	United States	5.7
	Australia	5.3
	Ireland	4.8
	Canada	4.2
	Switzerland	3.9
	Sweden	2.3
	Norway	2.0
	Italy	1.6
	Hong Kong	1.4
	New Zealand	1.1
	Finland	1.0
	Denmark	1.0
	South Korea	0.9
	Spain	0.6
	China	0.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $73,665 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,592,100	$—	$—
Consumer staples	7,050,568	—	—
Energy	5,917,599	—	—
Financials	25,799,930	—	—
Health care	6,829,986	—	—
Industrials	9,961,565	—	—
Information technology	3,545,252	—	—
Materials	5,372,557	—	—
Real estate	1,653,227	—	—
Telecommunication services	5,989,403	—	—
Utilities	2,389,299	—	—
Total common stocks	81,101,486	—	—
Short-term investments	2,013,500	1,372,943	—

Totals by level	$83,114,986	$1,372,943	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$219,706	$—

Totals by level	$—	$219,706	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	371,647	151,941

Total	$371,647	$151,941

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$29,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	125,411	—	47,244	2,900	41,333	57,919	96,840	—	—	371,647

	Total Assets	$125,411	$—	$47,244	$2,900	$41,333	$57,919	$96,840	$—	$—	$371,647

	Liabilities:
	Forward currency contracts#	3,091	5,181	20,466	—	311	22,233	32,175	64,837	3,647	151,941

	Total Liabilities	$3,091	$5,181	$20,466	$—	$311	$22,233	$32,175	$64,837	$3,647	$151,941

	Total Financial and Derivative Net Assets	$122,320	$(5,181)	$26,778	$2,900	$41,022	$35,686	$64,665	$(64,837)	$(3,647)	$219,706
	Total collateral received (pledged)##†	$110,000	$—	$—	$—	$—	$—	$64,665	$—	$—
	Net amount	$12,320	$(5,181)	$26,778	$2,900	$41,022	$35,686	$—	$(64,837)	$(3,647)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017